UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07657
                                                     ---------

                       Oppenheimer Developing Markets Fund
                       -----------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                      Date of reporting period: 08/31/2007
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
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--------------------------------------------------------------------------------

TOP TEN GEOGRAPHICAL HOLDINGS
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Brazil                                                                     16.3%
--------------------------------------------------------------------------------
India                                                                      15.5
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Taiwan                                                                     10.5
--------------------------------------------------------------------------------
Korea, Republic of South                                                    9.0
--------------------------------------------------------------------------------
United States                                                               8.5
--------------------------------------------------------------------------------
Mexico                                                                      6.7
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South Africa                                                                5.8
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Indonesia                                                                   4.7
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Turkey                                                                      4.2
--------------------------------------------------------------------------------
Russia                                                                      4.0

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2007, and are based on the total market value of investments.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                                 3.8%
--------------------------------------------------------------------------------
MediaTek, Inc.                                                              2.6
--------------------------------------------------------------------------------
Infosys Technologies Ltd.                                                   2.5
--------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.                                 2.4
--------------------------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd.                                         2.2
--------------------------------------------------------------------------------
Samsung Electronics Co.                                                     2.0
--------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.                                      1.9
--------------------------------------------------------------------------------
PT Telekomunikasi Indonesia Tbk                                             1.9
--------------------------------------------------------------------------------
OAO Gazprom, Sponsored ADR                                                  1.8
--------------------------------------------------------------------------------
All America Latina Logistica                                                1.7

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2007, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

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                    11 | OPPENHEIMER DEVELOPING MARKETS FUND

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TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

REGIONAL ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Asia                                46.9%
Latin America                       24.1
Middle East/Africa                  14.3
United States/Canada                 8.8
Emerging Europe                      4.0
Europe                               1.9

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2007, and are based on the total market value of investments.

--------------------------------------------------------------------------------


                    12 | OPPENHEIMER DEVELOPING MARKETS FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED AUGUST 31, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. We were reasonably pleased with Fund performance during the reporting period. The Fund's Class A shares (without sales charge) returned 39.63% during the 12-month period ended August 31, 2007. On a relative basis, the Fund modestly underperformed the MSCI Emerging Markets Index, which returned 43.63% over the same period.

      The biggest drivers of Fund performance were in the energy and information technology sectors. Here stock selection bolstered returns. The Fund's largest common stock holding, Petroleo Brasileiro SA (also known as Petrobras) helped, as did our significant underweight in Russian oil and gas stocks.

      In technology, our best performing stocks were two Taiwanese stocks--Synnex Technology International Corp. and MediaTek, Inc. Synnex is a distribution company which has only recently begun to see significant gains from its significant investments in China. MediaTek--which is the single largest holding increase since the Portfolio Manager change in May--is a leading semiconductor design house. MediaTek has historically dominated the semiconductor market for optical drives (including DVD players) and has seen significant market share gains in the very large mobile phone semiconductor market. We anticipate MediaTek will emerge as one of the dominant handset semiconductor design houses as the industry consolidates in a mature growth environment. MediaTek also has meaningful growth options in consumer electronic semiconductor growth markets, including next generation DVDs and digital TVs.

      Materials and consumer discretionary were relatively poor performers for the Fund. We were punished for exposure to gold stocks in the material segment, which all witnessed sharp equity price declines. In the consumer discretionary sector, our overweight in Brazilian equities was a detractor from performance as they pulled back after a spectacular run during fiscal year 2006.

      From a country perspective, our best contributors on a relative basis were India and Russia. The former was a function of a long-standing overweight position (coupled with stock selection). The latter was related to a very significant underweight position.

      China was our largest single detractor from relative performance. We were not participants in the equity market gains and we are substantially underweight Chinese equities. While this has hit relative performance of recent, we believe valuations are exceptionally


                    13 | OPPENHEIMER DEVELOPING MARKETS FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

unattractive and we are skeptics--having seen this film before--that such gains will prove durable. While we are bulls on China, we are bears on Chinese equities.

      WE'D LIKE TO REMIND SHAREHOLDERS THAT INVESTING IN FOREIGN MARKETS, ESPECIALLY IN THE SECURITIES OF EMERGING COUNTRIES, POSES CONSIDERABLE RISKS, INCLUDING HEIGHTENED VOLATILITY, POLITICAL AND ECONOMIC UNCERTAINTY AND CURRENCY FLUCTUATIONS.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until August 31, 2007. In the case of Class A, Class B and Class C shares, performance is measured over a ten-fiscal-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Y shares, performance is measured from inception of the Class on September 7, 2005. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Morgan Stanley Capital International (MSCI) Emerging Markets Index, an unmanaged capitalization-weighted equity index of issuers located in 25 developing markets. The MSCI Emerging Markets Index is widely recognized as a measure of performance in developing markets. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                    14 | OPPENHEIMER DEVELOPING MARKETS FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Developing Markets Fund (Class A)
   MSCI Emerging Markets Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Oppenheimer Developing
                Markets Fund (Class A)      MSCI Emerging Markets Index
08/31/1997             $  9,425                      $ 10,000
11/30/1997             $  8,300                      $  8,251
02/28/1998             $  8,839                      $  8,569
05/31/1998             $  8,638                      $  7,565
08/31/1998             $  6,001                      $  4,912
11/30/1998             $  7,091                      $  6,225
02/28/1999             $  6,455                      $  6,062
05/31/1999             $  8,231                      $  7,556
08/31/1999             $  8,996                      $  8,284
11/30/1999             $ 10,622                      $  8,885
02/29/2000             $ 14,768                      $ 10,174
05/31/2000             $ 12,873                      $  8,824
08/31/2000             $ 13,415                      $  8,658
11/30/2000             $ 11,448                      $  6,671
02/28/2001             $ 12,595                      $  7,134
05/31/2001             $ 12,056                      $  6,756
08/31/2001             $ 10,721                      $  6,095
11/30/2001             $ 10,381                      $  6,018
02/28/2002             $ 12,179                      $  6,802
05/31/2002             $ 12,465                      $  7,078
08/31/2002             $ 11,304                      $  6,109
11/30/2002             $ 10,858                      $  6,180
02/28/2003             $ 10,580                      $  5,750
05/31/2003             $ 11,991                      $  6,448
08/31/2003             $ 14,460                      $  7,676
11/30/2003             $ 16,623                      $  8,448
02/29/2004             $ 18,862                      $  9,765
05/31/2004             $ 17,663                      $  8,874
08/31/2004             $ 18,598                      $  8,988
11/30/2004             $ 22,575                      $ 10,587
02/28/2005             $ 25,952                      $ 12,033
05/31/2005             $ 25,062                      $ 11,204
08/31/2005             $ 27,975                      $ 12,391
11/30/2005             $ 31,887                      $ 13,654
02/28/2006             $ 37,323                      $ 15,986
05/31/2006             $ 34,899                      $ 15,350
08/31/2006             $ 35,923                      $ 15,803
11/30/2006             $ 41,025                      $ 17,866
02/28/2007             $ 42,072                      $ 18,305
05/31/2007             $ 48,771                      $ 20,742
08/31/2007             $ 50,160                      $ 22,218

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 8/31/07

1-Year  31.60%    5-Year  33.13%    10-Year  17.50%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 20 FOR FURTHER INFORMATION.


                    15 | OPPENHEIMER DEVELOPING MARKETS FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Developing Markets Fund (Class B)
   MSCI Emerging Markets Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Oppenheimer Developing
                Markets Fund (Class B)      MSCI Emerging Markets Index
08/31/1997             $ 10,000                      $ 10,000
11/30/1997             $  8,790                      $  8,251
02/28/1998             $  9,337                      $  8,569
05/31/1998             $  9,107                      $  7,565
08/31/1998             $  6,315                      $  4,912
11/30/1998             $  7,456                      $  6,225
02/28/1999             $  6,769                      $  6,062
05/31/1999             $  8,624                      $  7,556
08/31/1999             $  9,397                      $  8,284
11/30/1999             $ 11,077                      $  8,885
02/29/2000             $ 15,386                      $ 10,174
05/31/2000             $ 13,385                      $  8,824
08/31/2000             $ 13,927                      $  8,658
11/30/2000             $ 11,858                      $  6,671
02/28/2001             $ 13,022                      $  7,134
05/31/2001             $ 12,445                      $  6,756
08/31/2001             $ 11,048                      $  6,095
11/30/2001             $ 10,678                      $  6,018
02/28/2002             $ 12,503                      $  6,802
05/31/2002             $ 12,772                      $  7,078
08/31/2002             $ 11,558                      $  6,109
11/30/2002             $ 11,072                      $  6,180
02/28/2003             $ 10,777                      $  5,750
05/31/2003             $ 12,193                      $  6,448
08/31/2003             $ 14,685                      $  7,676
11/30/2003             $ 16,881                      $  8,448
02/29/2004             $ 19,115                      $  9,765
05/31/2004             $ 17,937                      $  8,874
08/31/2004             $ 18,886                      $  8,988
11/30/2004             $ 22,925                      $ 10,587
02/28/2005             $ 26,355                      $ 12,033
05/31/2005             $ 25,451                      $ 11,204
08/31/2005             $ 28,409                      $ 12,391
11/30/2005             $ 32,382                      $ 13,654
02/28/2006             $ 37,902                      $ 15,986
05/31/2006             $ 35,440                      $ 15,350
08/31/2006             $ 36,480                      $ 15,803
11/30/2006             $ 41,662                      $ 17,866
02/28/2007             $ 42,725                      $ 18,305
05/31/2007             $ 49,528                      $ 20,742
08/31/2007             $ 50,940                      $ 22,218

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 8/31/07

1-Year  33.62%    5-Year  33.53    10-Year  17.68%


                    16 | OPPENHEIMER DEVELOPING MARKETS FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Developing Markets Fund (Class C)
   MSCI Emerging Markets Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Oppenheimer Developing
                Markets Fund (Class C)      MSCI Emerging Markets Index
08/31/1997             $ 10,000                      $ 10,000
11/30/1997             $  8,783                      $  8,251
02/28/1998             $  9,337                      $  8,569
05/31/1998             $  9,107                      $  7,565
08/31/1998             $  6,312                      $  4,912
11/30/1998             $  7,455                      $  6,225
02/28/1999             $  6,768                      $  6,062
05/31/1999             $  8,622                      $  7,556
08/31/1999             $  9,404                      $  8,284
11/30/1999             $ 11,075                      $  8,885
02/29/2000             $ 15,370                      $ 10,174
05/31/2000             $ 13,369                      $  8,824
08/31/2000             $ 13,911                      $  8,658
11/30/2000             $ 11,843                      $  6,671
02/28/2001             $ 13,012                      $  7,134
05/31/2001             $ 12,433                      $  6,756
08/31/2001             $ 11,035                      $  6,095
11/30/2001             $ 10,663                      $  6,018
02/28/2002             $ 12,484                      $  6,802
05/31/2002             $ 12,754                      $  7,078
08/31/2002             $ 11,535                      $  6,109
11/30/2002             $ 11,065                      $  6,180
02/28/2003             $ 10,761                      $  5,750
05/31/2003             $ 12,176                      $  6,448
08/31/2003             $ 14,655                      $  7,676
11/30/2003             $ 16,809                      $  8,448
02/29/2004             $ 19,034                      $  9,765
05/31/2004             $ 17,796                      $  8,874
08/31/2004             $ 18,700                      $  8,988
11/30/2004             $ 22,656                      $ 10,587
02/28/2005             $ 25,994                      $ 12,033
05/31/2005             $ 25,060                      $ 11,204
08/31/2005             $ 27,916                      $ 12,391
11/30/2005             $ 31,762                      $ 13,654
02/28/2006             $ 37,108                      $ 15,986
05/31/2006             $ 34,368                      $ 15,350
08/31/2006             $ 35,592                      $ 15,803
11/30/2006             $ 40,578                      $ 17,866
02/28/2007             $ 41,539                      $ 18,305
05/31/2007             $ 48,065                      $ 20,742
08/31/2007             $ 49,354                      $ 22,218

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 8/31/07

1-Year  37.67%     5-Year  33.74%     10-Year  17.31%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 20 FOR FURTHER INFORMATION.


                    17 | OPPENHEIMER DEVELOPING MARKETS FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Developing Markets Fund (Class N)
    MSCI Emerging Markets Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Oppenheimer Developing
                Markets Fund (Class N)      MSCI Emerging Markets Index
03/01/2001             $ 10,000                      $ 10,000
05/31/2001             $  9,522                      $  9,471
08/31/2001             $  8,460                      $  8,543
11/30/2001             $  8,185                      $  8,436
02/28/2002             $  9,593                      $  9,534
05/31/2002             $  9,820                      $  9,921
08/31/2002             $  8,894                      $  8,563
11/30/2002             $  8,541                      $  8,663
02/28/2003             $  8,319                      $  8,059
05/31/2003             $  9,423                      $  9,038
08/31/2003             $ 11,360                      $ 10,759
11/30/2003             $ 13,047                      $ 11,842
02/29/2004             $ 14,790                      $ 13,688
05/31/2004             $ 13,833                      $ 12,438
08/31/2004             $ 14,560                      $ 12,599
11/30/2004             $ 17,655                      $ 14,840
02/28/2005             $ 20,279                      $ 16,866
05/31/2005             $ 19,561                      $ 15,705
08/31/2005             $ 21,816                      $ 17,369
11/30/2005             $ 24,846                      $ 19,139
02/28/2006             $ 29,060                      $ 22,408
05/31/2006             $ 27,145                      $ 21,517
08/31/2006             $ 27,910                      $ 22,151
11/30/2006             $ 31,845                      $ 25,044
02/28/2007             $ 32,625                      $ 25,658
05/31/2007             $ 37,780                      $ 29,074
08/31/2007             $ 38,819                      $ 31,143

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 8/31/07

1-Year  38.09%    5-Year  34.27%    Since Inception (3/1/01)  23.20%


                    18 | OPPENHEIMER DEVELOPING MARKETS FUND

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Developing Markets Fund (Class Y)
    MSCI Emerging Markets Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Oppenheimer Developing
                Markets Fund (Class Y)      MSCI Emerging Markets Index
09/07/2005             $ 10,000                      $ 10,000
11/30/2005             $ 11,042                      $ 11,019
02/28/2006             $ 12,938                      $ 12,901
05/31/2006             $ 12,110                      $ 12,388
08/31/2006             $ 12,478                      $ 12,753
11/30/2006             $ 14,265                      $ 14,418
02/28/2007             $ 14,641                      $ 14,772
05/31/2007             $ 16,989                      $ 16,739
08/31/2007             $ 17,491                      $ 17,930

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 8/31/07

1-Year  40.17%     5-Year  N/A     Since Inception (9/7/05)  32.56%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 20 FOR FURTHER INFORMATION.


                    19 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to a 0.75% annual asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                    20 | OPPENHEIMER DEVELOPING MARKETS FUND

CLASS Y shares of the Fund were first publicly offered on 9/7/05. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                    21 | OPPENHEIMER DEVELOPING MARKETS FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended August 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                    22 | OPPENHEIMER DEVELOPING MARKETS FUND exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                    BEGINNING     ENDING        EXPENSES
                                    ACCOUNT       ACCOUNT       PAID DURING
                                    VALUE         VALUE         6 MONTHS ENDED
                                    (3/1/07)      (8/31/07)     AUGUST 31, 2007
--------------------------------------------------------------------------------
Class A Actual                      $  1,000.00   $  1,192.30   $   7.09
--------------------------------------------------------------------------------
Class A Hypothetical                   1,000.00      1,018.75       6.53
--------------------------------------------------------------------------------
Class B Actual                         1,000.00      1,187.80      11.25
--------------------------------------------------------------------------------
Class B Hypothetical                   1,000.00      1,014.97      10.36
--------------------------------------------------------------------------------
Class C Actual                         1,000.00      1,188.20      11.03
--------------------------------------------------------------------------------
Class C Hypothetical                   1,000.00      1,015.17      10.16
--------------------------------------------------------------------------------
Class N Actual                         1,000.00      1,189.90       9.48
--------------------------------------------------------------------------------
Class N Hypothetical                   1,000.00      1,016.59       8.73
--------------------------------------------------------------------------------
Class Y Actual                         1,000.00      1,194.60       5.10
--------------------------------------------------------------------------------
Class Y Hypothetical                   1,000.00      1,020.57       4.70

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended August 31, 2007 are as follows:

CLASS                EXPENSE RATIOS
------------------------------------
Class A                   1.28%
------------------------------------
Class B                   2.03
------------------------------------
Class C                   1.99
------------------------------------
Class N                   1.71
------------------------------------
Class Y                   0.92

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                    23 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS  August 31, 2007
--------------------------------------------------------------------------------

                                                                                                  VALUE
                                                                              SHARES         SEE NOTE 1
--------------------------------------------------------------------------------------------------------
COMMON STOCKS--94.3%
--------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.2%
--------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.5%
Amtek Auto Ltd.                                                            5,976,658   $     54,305,340
--------------------------------------------------------------------------------------------------------
Bharat Forge Ltd.                                                            717,597          4,643,533
--------------------------------------------------------------------------------------------------------
Rico Auto Industries Ltd.                                                  2,014,605          1,643,721
                                                                                       -----------------
                                                                                             60,592,594

--------------------------------------------------------------------------------------------------------
AUTOMOBILES--3.2%
Bajaj Auto Ltd.                                                            1,094,593         63,234,932
--------------------------------------------------------------------------------------------------------
Ford Otomotiv
Sanayi AS                                                                  2,922,632         28,107,636
--------------------------------------------------------------------------------------------------------
Hyundai Motor Co.                                                            842,205         62,471,990
--------------------------------------------------------------------------------------------------------
Hyundai Motor Co. Ltd., Preference                                           359,820         14,188,788
--------------------------------------------------------------------------------------------------------
Kia Motors Corp. 1                                                         4,312,985         58,836,239
--------------------------------------------------------------------------------------------------------
Mahindra & Mahindra Ltd.                                                   3,063,117         53,349,749
--------------------------------------------------------------------------------------------------------
PT Astra International Tbk                                                30,269,500         57,742,686
--------------------------------------------------------------------------------------------------------
Ssangyong Motor Co. 1                                                      1,519,419          9,278,771
                                                                                       -----------------
                                                                                            347,210,791

--------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.3%
Jollibee Foods Corp.                                                      30,392,200         35,721,928
--------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.6%
Corporacion GEO SA de CV, Series B 1                                       7,804,400         40,602,969
--------------------------------------------------------------------------------------------------------
Cyrela Brazil Realty SA
Empreendimentos e Participacoes, GDR 2                                       380,220         70,785,557
--------------------------------------------------------------------------------------------------------
Humax Co. Ltd.                                                             1,283,127         27,350,037
--------------------------------------------------------------------------------------------------------
Inventec Appliances Corp.                                                 16,258,160         32,910,457
--------------------------------------------------------------------------------------------------------
SARE Holding SA de CV, Cl. B 1,3                                          34,880,970         58,487,986
--------------------------------------------------------------------------------------------------------
Steinhoff International Holdings Ltd. 1                                   17,641,600         56,813,922
--------------------------------------------------------------------------------------------------------
Techtronic Industries Co. Ltd.                                               110,000            125,196
                                                                                       -----------------
                                                                                            287,076,124

                                                                                                  VALUE
                                                                              SHARES         SEE NOTE 1
--------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.1%
B2W Compania Global do Varejo                                                284,000   $     10,856,269
--------------------------------------------------------------------------------------------------------
MEDIA--1.3%
Corporacion Interamericana de Entretenimiento SA de CV 1                   6,869,761         17,309,830
--------------------------------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                                           2,523,100         65,751,986
--------------------------------------------------------------------------------------------------------
Net Servicos de Comunicacao SA, Preference 1                                 372,800          5,557,798
--------------------------------------------------------------------------------------------------------
Television Broadcasts Ltd.                                                 8,228,000         50,730,305
                                                                                       -----------------
                                                                                            139,349,919

--------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.1%
Lojas Americanas SA, Preference                                           13,418,700        109,428,746
--------------------------------------------------------------------------------------------------------
PT Ramayana Lestari Sentosa Tbk                                           71,763,500          6,496,163
                                                                                       -----------------
                                                                                            115,924,909

--------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.1%
JD Group Ltd.                                                                987,095          9,637,615
--------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--8.3%
--------------------------------------------------------------------------------------------------------
BEVERAGES--2.0%
Anadolu Efes Biracilik ve Malt Sanayii AS                                    591,700         21,597,939
--------------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR                                       185,780         12,558,728
--------------------------------------------------------------------------------------------------------
Fomento Economico Mexicano SA de CV, Sponsored ADR                         1,698,000         59,158,320
--------------------------------------------------------------------------------------------------------
Fomento Economico Mexicano SA de CV, UBD                                  30,359,000        105,388,353
--------------------------------------------------------------------------------------------------------
United Breweries Ltd.                                                      2,210,990         15,927,242
                                                                                       -----------------
                                                                                            214,630,582


                    24 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                                                                  VALUE
                                                                              SHARES         SEE NOTE 1
--------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.0%
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar, Sponsored ADR 4                                               900,981   $     28,948,520
--------------------------------------------------------------------------------------------------------
Jeronimo Martins SGPS SA                                                   4,679,160         26,707,825
--------------------------------------------------------------------------------------------------------
Massmart Holdings Ltd.                                                     5,139,512         66,235,000
--------------------------------------------------------------------------------------------------------
President Chain Store Corp.                                               18,042,074         46,854,719
--------------------------------------------------------------------------------------------------------
Shinsegae Department Store Co.                                                78,637         51,960,929
                                                                                       -----------------
                                                                                            220,706,993

--------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
Bunge Ltd. 4                                                                 354,200         32,388,048
--------------------------------------------------------------------------------------------------------
Sadia SA, Preference                                                      17,313,300         86,478,257
--------------------------------------------------------------------------------------------------------
Tiger Brands Ltd.                                                            907,200         23,795,931
                                                                                       -----------------
                                                                                            142,662,236

--------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.7%
Hindustan Unilever Ltd.                                                   12,068,700         61,502,390
--------------------------------------------------------------------------------------------------------
Trent Ltd.                                                                   795,004         13,169,351
                                                                                       -----------------
                                                                                             74,671,741

--------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.0%
Amorepacific Corp.                                                            80,402         56,983,193
--------------------------------------------------------------------------------------------------------
Natura Cosmeticos SA                                                       4,802,700         52,261,797
                                                                                       -----------------
                                                                                            109,244,990

--------------------------------------------------------------------------------------------------------
TOBACCO--1.3%
Eastern Tobacco Co.                                                          883,022         60,737,921
--------------------------------------------------------------------------------------------------------
ITC Ltd.                                                                   8,619,025         36,015,400
--------------------------------------------------------------------------------------------------------
PT Gudang Garam Tbk                                                       45,937,000         46,719,739
                                                                                       -----------------
                                                                                            143,473,060

                                                                                                  VALUE
                                                                              SHARES         SEE NOTE 1
--------------------------------------------------------------------------------------------------------
ENERGY--12.0%
--------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.6%
China Oilfield Services Ltd.                                              16,310,000   $     31,605,599
--------------------------------------------------------------------------------------------------------
Technip SA                                                                 1,174,184         93,716,544
--------------------------------------------------------------------------------------------------------
Tenaris SA, ADR 4                                                          1,044,300         49,008,999
                                                                                       -----------------
                                                                                            174,331,142

--------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--10.4%
China Shenhua Energy Co. Ltd.                                             29,791,500        129,677,259
--------------------------------------------------------------------------------------------------------
Det Norske Oljeselskap ASA 1                                              18,370,344         32,770,144
--------------------------------------------------------------------------------------------------------
LUKOIL, Sponsored ADR 4                                                    1,669,300        123,862,060
--------------------------------------------------------------------------------------------------------
OAO Gazprom, Sponsored ADR 4                                               4,668,700        193,984,485
--------------------------------------------------------------------------------------------------------
PetroChina Co. Ltd.                                                       38,142,000         55,094,151
--------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR 4                                              6,746,400        417,197,376
--------------------------------------------------------------------------------------------------------
Reliance Industries Ltd.                                                   1,515,463         72,701,441
--------------------------------------------------------------------------------------------------------
S-Oil Corp.                                                                  839,750         67,659,704
--------------------------------------------------------------------------------------------------------
S-Oil Corp., Preference                                                      215,948         15,281,837
--------------------------------------------------------------------------------------------------------
Tupras-Turkiye Petrol Rafinerileri AS                                      1,122,000         25,600,298
                                                                                       -----------------
                                                                                          1,133,828,755

--------------------------------------------------------------------------------------------------------
FINANCIALS--16.6%
--------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.2%
Mirae Asset Securities Co. Ltd.                                              212,498         18,910,352
--------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--8.2%
Banco Bradesco SA, Preference                                              4,815,982        120,031,356
--------------------------------------------------------------------------------------------------------
Banco Bradesco SA, Sponsored ADR 4                                         2,487,600         61,393,968
--------------------------------------------------------------------------------------------------------
Banco Latinoamericano de Exportaciones SA, Cl. E 3                         2,745,485         51,532,753
--------------------------------------------------------------------------------------------------------
Bank Hapoalim Ltd.                                                         6,305,575         29,859,048


                    25 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                  VALUE
                                                                              SHARES         SEE NOTE 1
--------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS Continued Commercial International
Bank, Sponsored GDR 2,3                                                    2,675,100   $     31,218,561
--------------------------------------------------------------------------------------------------------
Commercial International Bank, Sponsored GDR 3                             4,099,223         47,838,154
--------------------------------------------------------------------------------------------------------
Grupo Financiero Banorte SA de CV                                         22,702,700         92,596,891
--------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa SA de CV                                         15,090,000         36,791,534
--------------------------------------------------------------------------------------------------------
HDFC Bank Ltd., ADR                                                          159,858         14,171,412
--------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR 4                                           2,907,100        129,220,595
--------------------------------------------------------------------------------------------------------
Israel Discount Bank, Cl. A 1                                             17,280,553         35,173,838
--------------------------------------------------------------------------------------------------------
Jeonbuk Bank 3                                                             2,439,433         25,348,473
--------------------------------------------------------------------------------------------------------
Kookmin Bank, Sponsored ADR                                                  635,100         51,728,895
--------------------------------------------------------------------------------------------------------
Korea Exchange Bank                                                        1,498,920         23,834,146
--------------------------------------------------------------------------------------------------------
Pusan Bank                                                                 1,895,970         35,499,740
--------------------------------------------------------------------------------------------------------
TMB Bank Public Co. Ltd. 1,3                                             833,118,889         47,122,525
--------------------------------------------------------------------------------------------------------
Turkiye Vakiflar Bankasi TAO, Cl. D                                       19,546,481         55,643,850
                                                                                       -----------------
                                                                                            889,005,739

--------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.3%
Kiatnakin Bank Public Co. Ltd.                                            21,707,820         18,506,375
--------------------------------------------------------------------------------------------------------
Tisco Bank Public Co. Ltd.                                                22,477,000         18,403,298
                                                                                       -----------------
                                                                                             36,909,673

--------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.9%
Fubon Financial Holding Co. Ltd.                                          56,423,000         48,643,465
--------------------------------------------------------------------------------------------------------
Haci Omer Sabanci Holding AS                                              12,100,076         66,786,452

--------------------------------------------------------------------------------------------------------
                                                                                                  VALUE
                                                                              SHARES         SEE NOTE 1
--------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Haci Omer Sabanci Holding AS, Sponsored ADR 4                             17,834,250   $     24,522,094
--------------------------------------------------------------------------------------------------------
Reliance Capital Ltd.                                                      2,309,200         67,747,832
                                                                                       -----------------
                                                                                            207,699,843

--------------------------------------------------------------------------------------------------------
INSURANCE--1.9%
Aksigorta AS                                                              12,552,810         84,231,253
--------------------------------------------------------------------------------------------------------
Cathay Financial Holding Co. Ltd.                                         43,506,643         96,901,159
--------------------------------------------------------------------------------------------------------
Liberty Group Ltd.                                                         2,228,783         28,008,282
                                                                                       -----------------
                                                                                            209,140,694

--------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--2.2%
Cyrela Commercial Properties SA Empreendimentos e
Participacoes, GDR 1,2                                                       380,220          9,408,544
--------------------------------------------------------------------------------------------------------
Medinet Nasr for Housing & Development Co. 3                               1,307,209         54,590,916
--------------------------------------------------------------------------------------------------------
SM Prime Holdings, Inc.                                                  555,899,937        143,964,132
--------------------------------------------------------------------------------------------------------
Solidere, GDR 1,2                                                          1,546,845         26,296,365
                                                                                       -----------------
                                                                                            234,259,957

--------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.9%
Housing Development Finance Corp. Ltd.                                     4,339,100        209,922,208
--------------------------------------------------------------------------------------------------------
HEALTH CARE--1.4%
--------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.4%
Diagnosticos da America                                                    2,053,900         46,050,490
--------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.8%
Divi's Laboratories Ltd.                                                   2,964,925         85,183,111
--------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Aspen Pharmacare Holdings Ltd. 1                                           3,257,346         16,161,820


                    26 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                                                                  VALUE
                                                                              SHARES         SEE NOTE 1
--------------------------------------------------------------------------------------------------------
INDUSTRIALS--9.6%
--------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.9%
Bharat Electronics Ltd.                                                    1,255,228   $     52,149,925
--------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR 4                                3,317,087        149,799,649
                                                                                       -----------------
                                                                                            201,949,574

--------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--3.9%
Empresas ICA SAB de CV 1                                                   8,036,583         44,396,785
--------------------------------------------------------------------------------------------------------
GS Engineering & Construction Corp.                                          324,560         51,193,520
--------------------------------------------------------------------------------------------------------
Hyundai Development Co.                                                      556,520         49,821,678
--------------------------------------------------------------------------------------------------------
Hyundai Engineering & Construction Co. Ltd. 1                              1,069,542         86,402,306
--------------------------------------------------------------------------------------------------------
Impulsora del Desarrollo y el Empleo en America Latina SA de CV 1         32,277,200         49,411,938
--------------------------------------------------------------------------------------------------------
Larsen & Toubro Ltd.                                                       2,278,662        143,983,565
                                                                                       -----------------
                                                                                            425,209,792

--------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Bharat Heavy Electricals Ltd.                                              1,115,636         51,744,754
--------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.5%
Camargo Correa Desenvolvimento Imobiliario SA                              3,262,200         22,945,138
--------------------------------------------------------------------------------------------------------
Koc Holding AS                                                            12,644,869         57,645,504
--------------------------------------------------------------------------------------------------------
Murray & Roberts Holdings Ltd.                                             5,266,200         55,548,221
--------------------------------------------------------------------------------------------------------
Siemens India Ltd.                                                           973,000         30,503,996
                                                                                       -----------------
                                                                                            166,642,859

--------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.8%
All America Latina Logistica 3                                            15,875,900        185,137,916

                                                                                                  VALUE
                                                                              SHARES         SEE NOTE 1
--------------------------------------------------------------------------------------------------------
ROAD & RAIL Continued All America Latina Logistica, GDR 3,5                1,189,000   $     13,744,840
                                                                                       -----------------
                                                                                            198,882,756

--------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--15.8%
--------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.4%
Lite-On Technology Corp.                                                  29,496,045         46,825,007
--------------------------------------------------------------------------------------------------------
Quanta Computer, Inc.                                                        896,695          1,465,976
                                                                                       -----------------
                                                                                             48,290,983

--------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.1%
Hon Hai Precision Industry Co. Ltd.                                       32,307,840        241,362,768
--------------------------------------------------------------------------------------------------------
Synnex Technology International Corp.                                     25,052,642         68,780,890
--------------------------------------------------------------------------------------------------------
Varitronix International Ltd. 3                                           28,515,000         23,074,856
                                                                                       -----------------
                                                                                            333,218,514

--------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.5%
SINA Corp. 1                                                               1,110,400         46,281,472
--------------------------------------------------------------------------------------------------------
Tencent Holdings Ltd.                                                      1,426,000          7,463,707
                                                                                       -----------------
                                                                                             53,745,179

--------------------------------------------------------------------------------------------------------
IT SERVICES--4.3%
HCL Technologies Ltd.                                                      6,409,186         47,792,536
--------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd.                                                  5,991,400        272,800,450
--------------------------------------------------------------------------------------------------------
Tata Consultancy Services Ltd.                                             5,670,155        148,333,273
                                                                                       -----------------
                                                                                            468,926,259

--------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--7.5%
MediaTek, Inc.                                                            16,829,850        287,489,538
--------------------------------------------------------------------------------------------------------
Samsung Electronics Co.                                                      344,322        218,076,795


                    27 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                  VALUE
                                                                              SHARES         SEE NOTE 1
--------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT Continued Taiwan Semiconductor Manufacturing Co. Ltd.          134,271,424   $    256,348,679
--------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                           5,219,363         51,776,081
--------------------------------------------------------------------------------------------------------
Telechips, Inc.                                                              122,046          2,334,782
                                                                                       -----------------
                                                                                            816,025,875

--------------------------------------------------------------------------------------------------------
MATERIALS--8.9%
--------------------------------------------------------------------------------------------------------
CHEMICALS--0.3%
Finetec Corp. 3                                                            1,676,105         28,670,452
--------------------------------------------------------------------------------------------------------
METALS & MINING--8.3%
Anglo Platinum Ltd.                                                        1,257,893        168,100,847
--------------------------------------------------------------------------------------------------------
AngloGold Ashanti Ltd., Sponsored ADR 4                                    2,931,700        114,424,251
--------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                            2,542,400        125,416,592
--------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, Sponsored ADR                                  2,941,400        122,803,450
--------------------------------------------------------------------------------------------------------
Harmony Gold Mining Co. Ltd., Sponsored ADR 1,4                            3,898,700         34,893,365
--------------------------------------------------------------------------------------------------------
Highland Gold Mining Ltd. 1                                                5,657,775         11,778,238
--------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                              2,388,280         70,958,387
--------------------------------------------------------------------------------------------------------
OAO TMK, GDR 2                                                             2,591,500         99,772,750
--------------------------------------------------------------------------------------------------------
Polymetal, GDR 1,5                                                         6,334,000         31,670,000
--------------------------------------------------------------------------------------------------------
PT Aneka Tambang Tbk                                                     401,997,000         96,325,160
--------------------------------------------------------------------------------------------------------
Yamana Gold, Inc. 4                                                        2,882,659         31,882,209
                                                                                       -----------------
                                                                                            908,025,249

--------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Aracruz Celulose SA, Sponsored ADR 4                                         570,500         35,616,315

                                                                                                  VALUE
                                                                              SHARES         SEE NOTE 1
--------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--11.8%
--------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.6%
Bharti Airtel Ltd. 1                                                       3,585,093   $     77,148,570
--------------------------------------------------------------------------------------------------------
PT Indosat Tbk                                                           149,010,500        114,257,252
--------------------------------------------------------------------------------------------------------
PT Telekomunikasi Indonesia Tbk                                          175,782,000        203,113,387
--------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA                                          2,478,585         83,996,492
--------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA, Preference                                864,100         19,070,097
                                                                                       -----------------
                                                                                            497,585,798

--------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--7.2%
Advanced Info Service Public Co. Ltd.                                     14,472,000         39,649,315
--------------------------------------------------------------------------------------------------------
America Movil SAB de CV, ADR, Series L                                     2,951,700        178,459,782
--------------------------------------------------------------------------------------------------------
China Mobile Hong Kong Ltd., ADR 4                                         2,633,800        178,545,302
--------------------------------------------------------------------------------------------------------
China Unicom Ltd.                                                         33,733,000         63,669,647
--------------------------------------------------------------------------------------------------------
Orascom Telecom Holding SAE                                               13,433,589        155,558,314
--------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR 4                                                 2,028,700         55,525,519
--------------------------------------------------------------------------------------------------------
Turkcell Iletisim Hizmetleri AS                                           15,144,190        110,107,787
                                                                                       -----------------
                                                                                            781,515,666

--------------------------------------------------------------------------------------------------------
UTILITIES--0.7%
--------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.4%
Eletropaulo Metropolitana SA, Cl. B, Preference                          665,396,900         38,085,664
--------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.3%
Gail India Ltd.                                                            4,457,275         33,793,502
                                                                                       -----------------
Total Common Stocks (Cost $6,609,292,744)                                                10,261,092,726


                    28 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                                           PRINCIPAL              VALUE
                                                                              AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
--------------------------------------------------------------------------------------------------------
Trent Ltd., 2% Sec. Debs., 7/7/10 [INR] (Cost $744,098)                   32,425,500   $        699,677

                                                                               UNITS
--------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------------------------------
Trent Ltd. Wts., Exp. 1/7/10 1 (Cost $0)                                      63,757            308,841

                                                                              SHARES
--------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--5.1%
--------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.44% 3,6
(Cost $556,120,958)                                                      556,120,958        556,120,958
--------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $7,166,157,800)                            10,818,222,202

                                                                           PRINCIPAL
                                                                              AMOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--3.7% 7
--------------------------------------------------------------------------------------------------------
BANK FLOATING RATE NOTE--0.1%
American Express Centurion, 5.62%, 9/17/07                              $ 12,001,699         12,001,699

                                                                           PRINCIPAL              VALUE
                                                                              AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.6%
Undivided interest of 11.08% in joint repurchase
agreement (Principal Amount/Value $3,500,000,000,
with a maturity value of $3,502,100,000) with
Bank of America NA, 5.40%, dated 8/31/07,
to be repurchased at $388,161,353
on 9/4/07, collateralized by
U.S. Agency Mortgages, 5%-5.50%,
3/1/34-6/1/35, with a value of
$3,570,000,000                                                          $387,928,596   $    387,928,596
                                                                                       -----------------
Total Investments Purchased with Cash Collateral from
Securities Loaned (Cost $399,930,295)                                                       399,930,295

--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $7,566,088,095)                              103.1%    11,218,152,497
--------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                           (3.1)      (336,271,542)
                                                                        --------------------------------

NET ASSETS                                                                     100.0%  $ 10,881,880,955
                                                                        ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

INR      Indian Rupee

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $237,481,777 or 2.18% of the Fund's net assets as of August 31, 2007.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                    SHARES        GROSS          GROSS            SHARES
                                                           AUGUST 31, 2006    ADDITIONS     REDUCTIONS   AUGUST 31, 2007
------------------------------------------------------------------------------------------------------------------------
Able C&C                                                           589,454           --        589,454                --
All America Latina Logistica                                     1,331,820   14,544,080 b           --        15,875,900
All America Latina Logistica, GDR                                  118,900    1,070,100 b           --         1,189,000
Amtek Auto Ltd. a                                                9,513,158           --      3,536,500         5,976,658
Banco Latinoamericano de Exportaciones SA, Cl. E                 3,299,385           --        553,900         2,745,485
Commerical International Bank, Sponsored GDR                     2,675,100           --             --         2,675,100
Commerical International Bank, Sponsored GDR                     4,228,723           --        129,500         4,099,223


                    29 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

                                                                 SHARES             GROSS                GROSS            SHARES
                                                        AUGUST 31, 2006         ADDITIONS           REDUCTIONS   AUGUST 31, 2007
---------------------------------------------------------------------------------------------------------------------------------
Diagnosticos da America a                                     3,273,900                --            1,220,000         2,053,900
Divi's Laboratories Ltd. a                                      788,816         2,486,735 b            310,626         2,964,925
Finetec Corp.                                                 1,676,105                --                   --         1,676,105
Highland Gold Mining Ltd. a                                   8,931,119         2,802,647            6,075,991         5,657,775
Humax Co. Ltd. a                                              3,550,683                --            2,267,556         1,283,127
Inventec Appliances Corp. a                                  22,053,200           965,960 b          6,761,000        16,258,160
Jeonbuk Bank                                                  2,466,548           542,639 b            569,754         2,439,433
Kyeryong Construction Industrial Co. Ltd.                       585,682                --              585,682                --
Medinet Nasr for Housing & Development Co.                    1,532,459                --              225,250         1,307,209
Merry Electronics Co. Ltd.                                   12,873,090                --           12,873,090                --
Oppenheimer Institutional Money Market
Fund, Cl. E                                                          --     2,749,295,130        2,193,174,172       556,120,958
PT Aneka Tambang Tbk a                                      141,942,900       343,971,600 b         83,917,500       401,997,000
Rico Auto Industries Ltd. a                                   8,990,692                --            6,976,087         2,014,605
Sadia SA, Preference a                                       33,135,000                --           15,821,700        17,313,300
SARE Holding SA de Cv, Cl. B                                 45,037,950                --           10,156,980        34,880,970
Ssangyong Motor Co. a                                        12,552,839                --           11,033,420         1,519,419
Sunplus Technology Co. Ltd.                                  53,455,983                --           53,455,983                --
TMB Bank Public. Co. Ltd.                                   582,693,189       250,425,700                   --       833,118,889
Telechips, Inc. a                                               655,280                --              533,234           122,046
United Breweries Holdings Ltd.                                2,606,594                --            2,606,594                --
United Breweries Ltd. a                                       7,133,890                --            4,922,900         2,210,990
Varitronix International Ltd.                                25,033,000         3,482,000                   --        28,515,000
Yedang Entertainment Co. Ltd.                                 1,887,737                --            1,887,737                --

                                                                                    VALUE            DIVIDEND           REALIZED
                                                                               SEE NOTE 1              INCOME        GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Able C&C                                                                   $           --        $          --    $  (17,527,273)
All America Latina Logistica                                                  185,137,916              178,815                --
All America Latina Logistica, GDR                                              13,744,840               12,695                --
Amtek Auto Ltd. a                                                                      -- c            425,454        15,159,935
Banco Latinoamericano de Exportaciones SA, Cl. E                               51,532,753            2,446,931        (1,912,026)
Commerical International Bank, Sponsored GDR                                   31,218,561              414,774                --
Commerical International Bank, Sponsored GDR                                   47,838,154              635,585           182,217
Diagnosticos da America a                                                              -- c              9,250         5,044,501
Divi's Laboratories Ltd. a                                                             -- c            109,740         8,519,308
Finetec Corp.                                                                  28,670,452              224,574                --
Highland Gold Mining Ltd. a                                                            -- c                 --       (16,070,735)
Humax Co. Ltd. a                                                                       -- c            398,774         8,032,471
Inventec Appliances Corp. a                                                            -- c          1,695,514       (17,756,089)
Jeonbuk Bank                                                                   25,348,473              221,348           726,718
Kyeryong Construction Industrial Co. Ltd.                                              --              441,517        17,077,188
Medinet Nasr for Housing & Development Co.                                     54,590,916              869,765         6,417,362
Merry Electronics Co. Ltd.                                                             --                2,271        (2,613,731)
Oppenheimer Institutional Money Market Fund, Cl. E                            556,120,958           12,506,808                --
PT Aneka Tambang Tbk a                                                                 -- c          2,642,747        62,845,195
Rico Auto Industries Ltd. a                                                            -- c            350,226        (7,512,499)
Sadia SA, Preference a                                                                 -- c          2,101,812        25,303,530
SARE Holding SA de Cv, Cl. B                                                   58,487,986                   --         7,216,655
Ssangyong Motor Co. a                                                                  -- c                 --        (6,426,942)
Sunplus Technology Co. Ltd.                                                            --                   --         6,075,380
TMB Bank Public Co. Ltd.                                                       47,122,525                   --                --
Telechips, Inc. a                                                                      -- c             64,084           (88,067)
United Breweries Holdings Ltd.                                                         --                   --        14,976,160


                    30 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                  VALUE          DIVIDEND         REALIZED
                                             SEE NOTE 1            INCOME      GAIN (LOSS)
-------------------------------------------------------------------------------------------
United Breweries Ltd. a                $             -- c   $      27,023   $   23,939,062
Varitronix International Ltd.                23,074,856         1,164,990               --
Yedang Entertainment Co. Ltd.                        --                --      (12,931,406)
                                       ----------------------------------------------------
                                       $  1,122,888,390     $  26,944,697   $  118,676,914
                                       ====================================================

a. No longer an affiliate as of August 31, 2007.

b. All or a portion is the result of a corporate action.

c. The security is no longer an affiliate, therefore, the value has been excluded from this table.

4. Partial or fully-loaned security. See Note 7 of accompanying Notes.

5. Illiquid security. The aggregate value of illiquid securities as of August 31, 2007 was $45,414,840, which represents 0.42% of the Fund's net assets. See
Note 6 of accompanying Notes.

6. Rate shown is the 7-day yield as of August 31, 2007.

7. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of accompanying Notes.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                      VALUE   PERCENT
-------------------------------------------------------------------------
Brazil                                       $   1,827,573,559      16.3%
India                                            1,741,997,346      15.5
Taiwan                                           1,179,358,739      10.5
Korea, Republic of South                         1,011,358,146       9.0
United States                                      956,051,253       8.5
Mexico                                             748,356,374       6.7
South Africa                                       644,577,641       5.8
Indonesia                                          524,654,387       4.7
Turkey                                             474,242,813       4.2
Russia                                             449,289,295       4.0
Egypt                                              349,943,866       3.1
China                                              339,828,160       3.0
Philippines                                        179,686,060       1.6
Hong Kong                                          169,619,299       1.5
Thailand                                           123,681,513       1.1
France                                              93,716,544       0.8
Israel                                              65,032,886       0.6
Bermuda                                             55,462,904       0.5
Panama                                              51,532,753       0.5
Luxembourg                                          49,008,999       0.4
Ivory Coast                                         46,281,472       0.4
Norway                                              32,770,144       0.3
Canada                                              31,882,209       0.3
Portugal                                            26,707,825       0.3
Lebanon                                             26,296,365       0.2
Jersey, Channel Islands                             11,778,238       0.1
Cayman Islands                                       7,463,707       0.1
                                             ----------------------------
Total                                        $  11,218,152,497     100.0%
                                             ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    31 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $6,672,762,695)                                                 $ 10,095,264,107
Affiliated companies (cost $893,325,400)                                                        1,122,888,390
                                                                                             -----------------
                                                                                               11,218,152,497
--------------------------------------------------------------------------------------------------------------
Cash                                                                                                2,111,239
--------------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $72,352,978)                                                        72,470,083
--------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                   69,037,823
Interest and dividends                                                                             24,878,445
Shares of beneficial interest sold                                                                 17,768,069
Other                                                                                                  64,928
                                                                                             -----------------
Total assets                                                                                   11,404,483,084

--------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                        399,930,295
--------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                              80,954,727
Shares of beneficial interest redeemed                                                             27,931,810
Distribution and service plan fees                                                                  4,499,615
Foreign capital gains tax                                                                           3,980,422
Transfer and shareholder servicing agent fees                                                       1,348,364
Trustees' compensation                                                                                713,944
Shareholder communications                                                                            639,409
Other                                                                                               2,603,543
                                                                                             -----------------
Total liabilities                                                                                 522,602,129

--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $ 10,881,880,955
                                                                                             =================

--------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                              $  6,248,304,379
--------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                    (6,833,167)
--------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                    992,690,302
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currencies                                               3,647,719,441
                                                                                             -----------------
NET ASSETS                                                                                   $ 10,881,880,955
                                                                                             =================


                    32 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $8,577,017,042 and 177,316,427 shares of beneficial interest outstanding)                         $  48.37
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                          $  51.32
--------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $329,278,481 and 6,895,296 shares of beneficial interest outstanding)                             $  47.75
--------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $1,124,128,842 and 23,863,263 shares of beneficial interest outstanding)                          $  47.11
--------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $333,271,017 and 7,025,770 shares of beneficial interest outstanding)                             $  47.44
--------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $518,185,573 and 10,700,375 shares of beneficial interest outstanding)       $  48.43

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    33 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $21,135,877)                     $    189,936,793
Affiliated companies (net of foreign withholding taxes of $1,523,236)                              26,944,697
--------------------------------------------------------------------------------------------------------------
Interest (net of foreign withholding taxes of $5,769)                                                 583,075
--------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                              1,285,411
--------------------------------------------------------------------------------------------------------------
Other income                                                                                            9,829
                                                                                             -----------------
Total investment income                                                                           218,759,805

--------------------------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------------------------
Management fees                                                                                    86,572,108
--------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                            20,145,787
Class B                                                                                             3,269,193
Class C                                                                                            10,712,069
Class N                                                                                             1,471,158
--------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                            12,531,016
Class B                                                                                               450,356
Class C                                                                                             1,137,669
Class N                                                                                               989,473
Class Y                                                                                               112,837
--------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                               487,153
Class B                                                                                                15,973
Class C                                                                                                62,166
Class N                                                                                                    45
Class Y                                                                                                 2,771
--------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                         6,732,633
--------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                620,117
--------------------------------------------------------------------------------------------------------------
Other                                                                                                 512,492
                                                                                             -----------------
Total expenses                                                                                    145,825,016
Less reduction to custodian expenses                                                                  (18,961)
Less waivers and reimbursements of expenses                                                          (259,101)
                                                                                             -----------------
Net expenses                                                                                      145,546,954

--------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                              73,212,851


                    34 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments:
   Unaffiliated companies (net of foreign capital gains tax of $1,502,237)                   $  1,143,635,416
   Affiliated companies                                                                           118,676,914
Foreign currency transactions                                                                      77,419,643
Net increase from payment by affiliate                                                                734,970
                                                                                             -----------------
Net realized gain                                                                               1,340,466,943
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments (net of foreign capital gains tax of $2,514,972)                                    1,803,790,888
Translation of assets and liabilities denominated in foreign currencies                           147,214,497
                                                                                             -----------------
Net change in unrealized appreciation                                                           1,951,005,385

--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $  3,364,685,179
                                                                                             =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    35 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED AUGUST 31,                                                           2007               2006
--------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------
Net investment income                                               $     73,212,851   $     81,419,892
--------------------------------------------------------------------------------------------------------
Net realized gain                                                      1,340,466,943        946,940,389
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                  1,951,005,385        409,032,376
                                                                    ------------------------------------
Net increase in net assets resulting from operations                   3,364,685,179      1,437,392,657

--------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                  (91,729,881)       (68,674,628)
Class B                                                                   (1,271,892)        (1,912,990)
Class C                                                                   (5,634,397)        (5,631,498)
Class N                                                                   (2,431,388)        (1,612,601)
Class Y                                                                   (5,754,891)        (1,210,164)
                                                                    ------------------------------------
                                                                        (106,822,449)       (79,041,881)
--------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                 (662,869,007)      (168,966,879)
Class B                                                                  (27,902,118)        (8,946,174)
Class C                                                                  (90,276,006)       (20,858,379)
Class N                                                                  (23,518,435)        (4,578,511)
Class Y                                                                  (31,274,753)        (2,421,023)
                                                                    ------------------------------------
                                                                        (835,840,319)      (205,770,966)

--------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                 (423,168,905)     2,007,139,730
Class B                                                                  (56,410,264)        32,982,481
Class C                                                                  (68,910,009)       385,516,073
Class N                                                                   25,932,366        119,755,258
Class Y                                                                  120,000,866        288,912,376
                                                                    ------------------------------------
                                                                        (402,555,946)     2,834,305,918

--------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------
Total increase                                                         2,019,466,465      3,986,885,728
--------------------------------------------------------------------------------------------------------
Beginning of period                                                    8,862,414,490      4,875,528,762
                                                                    ------------------------------------
End of period (including accumulated net investment income
(loss) of $(6,833,167) and $21,332,483, respectively)               $ 10,881,880,955   $  8,862,414,490
                                                                    ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    36 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED AUGUST 31,                        2007            2006            2005            2004            2003
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     38.23     $     31.11     $     21.09     $     16.92     $     13.43
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .35 1           .42 1           .55 1           .48             .19
Net realized and unrealized gain                        13.94            8.26            9.97            4.31            3.50
                                                  ----------------------------------------------------------------------------
Total from investment operations                        14.29            8.68           10.52            4.79            3.69
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.50)           (.45)           (.37)           (.62)           (.20)
Distributions from net realized gain                    (3.65)          (1.11)           (.13)             --              --
                                                  ----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (4.15)          (1.56)           (.50)           (.62)           (.20)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     48.37     $     38.23     $     31.11     $     21.09     $     16.92
                                                  ============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      39.63%          28.41%          50.42%          28.61%          27.93%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 8,577,017     $ 7,069,819     $ 4,104,558     $ 1,549,854     $   588,450
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 8,202,261     $ 6,540,507     $ 2,739,224     $ 1,145,452     $   374,841
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    0.80%           1.11%           2.01%           1.64%           1.42%
Total expenses                                           1.32% 4         1.37%           1.43%           1.52%           1.81%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                       1.32%           1.37%           1.43%           1.52%           1.76%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    40%             65%             28%             15%              6%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended August 31, 2007            1.32%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    37 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED AUGUST 31,                        2007            2006            2005            2004            2003
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     37.75     $     30.78     $     20.87     $     16.79     $     13.32
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .02 1           .11 1           .31 1           .12             .09
Net realized and unrealized gain                        13.80            8.21            9.88            4.46            3.47
                                                  ----------------------------------------------------------------------------
Total from investment operations                        13.82            8.32           10.19            4.58            3.56
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.17)           (.24)           (.15)           (.50)           (.09)
Distributions from net realized gain                    (3.65)          (1.11)           (.13)             --              --
                                                  ----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (3.82)          (1.35)           (.28)           (.50)           (.09)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     47.75     $     37.75     $     30.78     $     20.87     $     16.79
                                                  ============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      38.62%          27.44%          49.14%          27.50%          26.98%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   329,278     $   308,973     $   222,723     $   119,749     $    84,705
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   327,758     $   313,463     $   169,763     $   117,271     $    62,676
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    0.04%           0.30%           1.15%           0.61%           0.66%
Total expenses                                           2.06% 4         2.14%           2.24%           2.41%           2.67%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                       2.06%           2.14%           2.24%           2.41%           2.52%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    40%             65%             28%             15%              6%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended August 31, 2007            2.06%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    38 | OPPENHEIMER DEVELOPING MARKETS FUND

CLASS C     YEAR ENDED AUGUST 31,                        2007            2006            2005            2004            2003
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     37.33     $     30.49     $     20.70     $     16.67     $     13.25
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .04 1           .15 1           .34 1           .31             .10
Net realized and unrealized gain                        13.62            8.10            9.79            4.25            3.44
                                                  ----------------------------------------------------------------------------
Total from investment operations                        13.66            8.25           10.13            4.56            3.54
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.23)           (.30)           (.21)           (.53)           (.12)
Distributions from net realized gain                    (3.65)          (1.11)           (.13)             --              --
                                                  ----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (3.88)          (1.41)           (.34)           (.53)           (.12)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     47.11     $     37.33     $     30.49     $     20.70     $     16.67
                                                  ============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      38.67%          27.50%          49.29%          27.60%          27.05%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 1,124,129     $   945,369     $   450,012     $   175,025     $    77,081
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 1,072,232     $   832,650     $   294,791     $   145,460     $    52,236
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    0.09%           0.42%           1.28%           0.83%           0.66%
Total expenses                                           2.03% 4         2.09%           2.17%           2.31%           2.57%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                       2.03%           2.09%           2.17%           2.31%           2.52%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    40%             65%             28%             15%              6%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended August 31, 2007            2.03%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    39 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED AUGUST 31,                        2007            2006            2005            2004            2003
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     37.59     $     30.67     $     20.84     $     16.77     $     13.36
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .17 1           .30 1           .45 1           .45             .22
Net realized and unrealized gain                        13.71            8.12            9.83            4.22            3.41
                                                  ----------------------------------------------------------------------------
Total from investment operations                        13.88            8.42           10.28            4.67            3.63
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.38)           (.39)           (.32)           (.60)           (.22)
Distributions from net realized gain                    (3.65)          (1.11)           (.13)             --              --
                                                  ----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (4.03)          (1.50)           (.45)           (.60)           (.22)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     47.44     $     37.59     $     30.67     $     20.84     $     16.77
                                                  ============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      39.09%          27.93%          49.84%          28.16%          27.73%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   333,271     $   240,673     $    98,236     $    26,110     $     8,709
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   294,086     $   194,085     $    57,727     $    18,770     $     4,196
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    0.40%           0.81%           1.67%           1.31%           1.27%
Total expenses                                           1.75% 4         1.75%           1.82%           1.99%           2.08%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                       1.74%           1.73%           1.80%           1.88%           1.99%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    40%             65%             28%             15%              6%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended August 31, 2007            1.75%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    40 | OPPENHEIMER DEVELOPING MARKETS FUND

CLASS Y     YEAR ENDED AUGUST 31,                                                                      2007              2006 1
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                            $     38.28       $     32.15
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                                 .54               .65
Net realized and unrealized gain                                                                      13.93              7.15
                                                                                                --------------------------------
Total from investment operations                                                                      14.47              7.80
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                                   (.67)             (.56)
Distributions from net realized gain                                                                  (3.65)            (1.11)
                                                                                                --------------------------------
Total dividends and/or distributions to shareholders                                                  (4.32)            (1.67)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                  $     48.43       $     38.28
                                                                                                ================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                                    40.17%            24.78%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                        $   518,186       $   297,580
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                               $   416,051       $   159,042
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                                  1.24%             1.76%
Total expenses                                                                                         0.94% 5,6         0.97% 5
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                                  40%               65%

1. For the period from September 7, 2005 (inception of offering) to August 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Reduction to custodian expenses less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended August 31, 2007            0.94%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    41 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Developing Markets Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to aggressively seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the


                    42 | OPPENHEIMER DEVELOPING MARKETS FUND mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement


                    43 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
    INCOME                    GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
    ------------------------------------------------------------------------
    $ 364,309,483    $ 793,154,098          $ 3,338,946      $ 3,480,131,115

1. The Fund had $3,338,946 of post-October foreign currency losses which were deferred.

2. During the fiscal year ended August 31, 2007, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended August 31, 2006, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate


                    44 | OPPENHEIMER DEVELOPING MARKETS FUND characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2007. Net assets of the Fund were unaffected by the reclassifications.

                                         REDUCTION TO        REDUCTION TO
                                          ACCUMULATED     ACCUMULATED NET
      INCREASE TO                      NET INVESTMENT       REALIZED GAIN
      PAID-IN CAPITAL                            LOSS    ON INVESTMENTS 4
      -------------------------------------------------------------------
      $  215,877,540                     $  5,443,948      $  221,321,488

4. $215,142,570, including $176,583,329 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended August 31, 2007 and August 31, 2006 was as follows:

                                           YEAR ENDED          YEAR ENDED
                                      AUGUST 31, 2007     AUGUST 31, 2006
      -------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                  $  300,644,293      $  145,815,535
      Long-term capital gain              642,018,475         138,997,312
                                       ----------------------------------
      Total                            $  942,662,768      $  284,812,847
                                       ==================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities             $  7,733,676,421
      Federal tax cost of other investments            72,352,977
                                                 ----------------
      Total federal tax cost                     $  7,806,029,398
                                                 ================

      Gross unrealized appreciation              $  3,706,938,972
      Gross unrealized depreciation                  (226,807,857)
                                                 ----------------
      Net unrealized appreciation                $  3,480,131,115
                                                 ================

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution


                    45 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

method with respect to their benefits under the Plan. During the year ended August 31, 2007, the Fund's projected benefit obligations were increased by $400,586 and payments of $236,350 were made to retired trustees, resulting in an accumulated liability of $627,738 as of August 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


                    46 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                            YEAR ENDED AUGUST 31, 2007           YEAR ENDED AUGUST 31, 2006 1
                                            SHARES              AMOUNT           SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                    46,697,263    $  2,015,064,608      116,245,460    $  4,343,069,164
Dividends and/or
distributions reinvested                16,292,750         653,176,233        5,748,226         200,498,088
Redeemed                               (70,617,013)     (3,091,409,746) 2   (68,996,408)     (2,536,427,522) 3
                                       -----------------------------------------------------------------------
Net increase (decrease)                 (7,627,000)   $   (423,168,905)      52,997,278    $  2,007,139,730
                                       =======================================================================

--------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                       624,692    $     26,617,437        3,502,775    $    127,972,810
Dividends and/or
distributions reinvested                   643,692          25,612,492          273,758           9,482,971
Redeemed                                (2,557,722)       (108,640,193) 2    (2,826,769)       (104,473,300) 3
                                       -----------------------------------------------------------------------
Net increase (decrease)                 (1,289,338)   $    (56,410,264)         949,764    $     32,982,481
                                       =======================================================================

--------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                     3,707,583    $    156,195,935       15,529,886    $    567,774,372
Dividends and/or
distributions reinvested                 1,810,985          71,063,055          599,503          20,526,987
Redeemed                                (6,981,687)       (296,168,999) 2    (5,562,089)       (202,785,286) 3
                                       -----------------------------------------------------------------------
Net increase (decrease)                 (1,463,119)   $    (68,910,009)      10,567,300    $    385,516,073
                                       =======================================================================

--------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                     2,948,586    $    125,871,671        5,347,732    $    199,082,912
Dividends and/or
distributions reinvested                   626,895          24,724,750          172,439           5,930,182
Redeemed                                (2,951,500)       (124,664,055) 2    (2,321,584)        (85,257,836) 3
                                       -----------------------------------------------------------------------
Net increase                               623,981    $     25,932,366        3,198,587    $    119,755,258
                                       =======================================================================


                    47 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                          YEAR ENDED AUGUST 31, 2007        YEAR ENDED AUGUST 31, 2006 1
                                            SHARES            AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                     7,627,146    $  338,406,654        9,611,236    $ 359,268,212
Dividends and/or
distributions reinvested                   753,234        30,151,953           53,371        1,858,372
Redeemed                                (5,454,647)     (248,557,741) 2    (1,889,965)     (72,214,208) 3
                                        -----------------------------------------------------------------
Net increase                             2,925,733    $  120,000,866        7,774,642    $ 288,912,376
                                        =================================================================

1. For the year ended August 31, 2006, for Class A, Class B, Class C and Class N shares and for the period from September 7, 2005 (inception of offering) to August 31, 2006, for Class Y shares.

2. Net of redemption fees of $95,545, $3,818, $12,490, $3,426 and $4,846 for
Class A, Class B, Class C, Class N and Class Y, respectively.

3. Net of redemption fees of $151,090, $7,241, $19,235, $4,484 and $3,674 for
Class A, Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended August 31, 2007, were as follows:

                                           PURCHASES              SALES
         --------------------------------------------------------------
         Investment securities      $  3,972,357,507   $  5,753,084,959

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                    FEE SCHEDULE
                    -----------------------------------------
                    Up to $250 million                  1.00%
                    Next $250 million                   0.95
                    Next $500 million                   0.90
                    Next $6 billion                     0.85
                    Next $3 billion                     0.80
                    Over $10 billion                    0.75

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended August 31, 2007, the Fund paid $15,171,426 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.


                    48 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2007 for Class B, Class C and Class N shares were $1,608,777, $7,904,567 and $1,948,380, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                           CLASS A          CLASS B          CLASS C          CLASS N
                          CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                        FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED            DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
------------------------------------------------------------------------------------------------------
August 31, 2007        $  870,147       $  322,492       $  475,818       $  243,064        $  26,169


                    49 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

PAYMENTS, WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended August 31, 2007, OFS waived $22,174 Class N shares. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended August 31, 2007, the Manager waived $236,927 for IMMF management fees.

      During the year ended August 31, 2007, the Manager voluntarily reimbursed the Fund $734,970 for certain transactions. The payment increased the Fund's total returns by less than 0.01%.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of August 31, 2007, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of August 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


                    50 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of August 31, 2007, the Fund had on loan securities valued at $403,645,473, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $399,930,295 was received for the loans, all of which was received in cash and subsequently invested in approved investments.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of August 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of August 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                    51 | OPPENHEIMER DEVELOPING MARKETS FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER DEVELOPING MARKETS FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Developing Markets Fund, including the statement of investments, as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Developing Markets Fund as of August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
October 12, 2007


                    52 | OPPENHEIMER DEVELOPING MARKETS FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Capital gain distributions of $2.8029 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 11, 2006. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      None of the dividends paid by the Fund during the fiscal year ended August 31, 2007 are eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended August 31, 2007 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $168,806,064 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2008, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended August 31, 2007, $305,609 or 0.29% of the ordinary distributions paid by the Fund qualifies as an interest related dividend and $251,460,391 or 100% of the short-term capital gain distribution paid by the Fund qualifies as a short-term capital gain dividend.

      The Fund has elected the application of Section 853 of the Internal Revenue Code to permit shareholders to take a federal income tax credit or deduction, at their option, on a per share basis for an aggregate amount of $24,073,445 of foreign income taxes paid by the Fund during the fiscal year ended August 31, 2007. A separate notice will be mailed to each shareholder, which will reflect the proportionate share of such foreign taxes which must be treated by shareholders as gross income for federal income tax purposes.

      Gross income of $148,710,056 was derived from sources within foreign countries or possessions of the United States.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                    53 | OPPENHEIMER DEVELOPING MARKETS FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    54 | OPPENHEIMER DEVELOPING MARKETS FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


                    55 | OPPENHEIMER DEVELOPING MARKETS FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Justin Leverenz, the portfolio manager for the Fund, and the Manager's Global investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load emerging markets funds advised by the Manager and by other investment advisers. The Board noted that the Fund's three-year, five-year and ten-year performance were better than its peer group median. However its one-year performance was below its peer group median. The Board also noted the recent change in the Fund's portfolio management.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other emerging markets funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses are lower than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those


                    56 | OPPENHEIMER DEVELOPING MARKETS FUND economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                    57 | OPPENHEIMER DEVELOPING MARKETS FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE       HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                           COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

BRIAN F. WRUBLE,                   General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);
Chairman of the Board              Director of Special Value Opportunities Fund, LLC (registered investment company)
of Trustees (since 2007),          (since September 2004); Member of Zurich Financial Services Investment Advisory
Trustee (since 2005)               Board (insurance) (since October 2004); Board of Governing Trustees of The Jackson
Age: 64                            Laboratory (non-profit) (since August 1990); Trustee of the Institute for Advanced
                                   Study (non-profit educational institute) (since May 1992); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January
                                   1999-September 2004); Trustee of Research Foundation of AIMR (2000-2002) (investment research, non-profit); Governor, Jerome Levy Economics Institute of Bard College
                                   (August 1990-September 2001) (economics research); Director of Ray & Berendtson,
                                   Inc. (May 2000-April 2002) (executive search firm). Oversees 65 portfolios in the
                                   OppenheimerFunds complex.

DAVID K. DOWNES,                   President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc.
Trustee (since 2007)               (investment management company) (since January 2004); President of The Community
Age: 67                            Reinvestment Act Qualified Investment Fund (investment management company) (since
                                   January 2004); Independent Chairman of the Board of Trustees of Quaker Investment
                                   Trust (registered investment company) (since January 2004); Director of Internet
                                   Capital Group (information technology company) (since October 2003); Chief Operating
                                   Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc.
                                   (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware
                                   Investments U.S., Inc. (investment management subsidiary of Lincoln National
                                   Corporation) (1993-2003); President, Chief Executive Officer and Trustee of
                                   Delaware Investment Family of Funds (1993-2003); President and Board Member of
                                   Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income
                                   Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial
                                   Services, Inc. (registered transfer agent and investment adviser and subsidiary of
                                   Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer
                                   of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief
                                   Financial Officer, Vice Chairman and Director of Equitable Capital Management
                                   Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992);
                                   Corporate Controller of Merrill Lynch & Company (financial services holding company)
                                   (1977-1985); held the following positions at the Colonial Penn Group, Inc.
                                   (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer
                                   (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax Manager
                                   (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States
                                   Marine Corps (1957-1959). Oversees 65 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                   Trustee of the Committee for Economic Development (policy research foundation)
Trustee (since 2005)               (since 2005); Director of ICI Education Foundation (education foundation) (October
Age: 66                            1991-August 2006); President of the Investment Company Institute (trade association)
                                   (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 55 portfolios in the OppenheimerFunds complex.


                    58 | OPPENHEIMER DEVELOPING MARKETS FUND

ROBERT G. GALLI,                   A director or trustee of other Oppenheimer funds. Oversees 65 portfolios in the
Trustee (since 1996)               OppenheimerFunds complex.
Age: 74

PHILLIP A. GRIFFITHS,              Distinguished Presidential Fellow for International Affairs (since 2002) and Member
Trustee (since 1999)               (since 1979) of the National Academy of Sciences; Council on Foreign Relations
Age: 69                            (since 2002); Director of GSI Lumonics Inc. (precision medical equipment supplier)
                                   (since 2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical
                                   Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign Associate of
                                   Third World Academy of Sciences; Director of the Institute for Advanced Study
                                   (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at
                                   Duke University (1983-1991). Oversees 55 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                    Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998);
Trustee (since 2004)               and Senior Vice President and General Auditor of American Express Company (financial
Age: 64                            services company) (July 1998-February 2003). Oversees 55 portfolios in the
                                   OppenheimerFunds complex.

JOEL W. MOTLEY,                    Managing Director of Public Capital Advisors, LLC (privately-held financial adviser)
Trustee (since 2002)               (since January 2006); Director of Columbia Equity Financial Corp. (privately-held
Age: 55                            financial adviser) (since 2002); Managing Director of Carmona Motley, Inc.
                                   (privately-held financial adviser) (since January 2002); Managing Director of
                                   Carmona Motley Hoffman Inc. (privately-held financial adviser) (January
                                   1998-December 2001); Member of the Finance and Budget Committee of the Council on
                                   Foreign Relations, Member of the Investment Committee of the Episcopal Church of
                                   America, Member of the Investment Committee and Board of Human Rights Watch and the
                                   Investment Committee of Historic Hudson Valley. Oversees 55 portfolios in the
                                   OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,          Chairman of RSR Partners (formerly "The Directorship Search Group, Inc.") (corporate
Trustee (since 1996)               governance consulting and executive recruiting) (since 1993); Life Trustee of
Age: 75                            International House (non-profit educational organization); Former Trustee of The
                                   Historical Society of the Town of Greenwich; Former Director of Greenwich Hospital
                                   Association. Oversees 55 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                  Director of the following medical device companies: Medintec (since 1992) and Cathco
Trustee (since 2005)               (since 1996); Director of Lakes Environmental Association (environmental protection
Age: 66                            organization) (since 1996); Member of the Investment Committee of the Associated
                                   Jewish Charities of Baltimore (since 1994); Director of Fortis/Hartford mutual funds
                                   (1994-December 2001); Director of C-TASC (a privately held biostatistics company)
                                   (since May 2007). Oversees 55 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                     President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)               company) (since 1994); Vice President of American Talc Company, Inc. (talc mining
Age: 59                            and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Vice President, Secretary and Treasurer of Wold Trona
                                   Company, Inc. (soda ash processing and production) (1996-2006); Director and
                                   Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City
                                   (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 55 portfolios in the OppenheimerFunds complex.


                    59 | OPPENHEIMER DEVELOPING MARKETS FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                        FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN
                                   INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN
                                   OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR
                                   REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                   OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director of the Manager (since June 2001);
Trustee, President and             President of the Manager (September 2000-March 2007); President and director or
Principal Executive Officer        trustee of other Oppenheimer funds; President and Director of Oppenheimer
(since 2001)                       Acquisition Corp. ("OAC") (the Manager's parent holding company) and of Oppenheimer
Age: 58                            Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July
                                   2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager)
                                   (since November 2001); Chairman and Director of Shareholder Services, Inc. and of
                                   Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager)
                                   (since July 2001); President and Director of OppenheimerFunds Legacy Program
                                   (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional
                                   Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment
                                   Management Corporation and Tremont Capital Management, Inc. (since November 2001),
                                   HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since
                                   July 2001); President (since November 1, 2001) and Director (since July 2001) of
                                   Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts
                                   Mutual Life Insurance Company (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management
                                   LLC) (since June 1995); Member of the Investment Company Institute's Board of
                                   Governors (since October 3, 2003); Chief Operating Officer of the Manager (September
                                   2000-June 2001). Oversees 102 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                     THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS.
OF THE FUND                        LEVERENZ, ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY
                                   STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN,
                                   SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH
                                   OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT,
                                   DEATH OR REMOVAL.

JUSTIN LEVERENZ,                   Vice President of the Manager (since July 2004); Senior Analyst of Oppenheimer
Vice President and Portfolio       Global Fund and the Manager's International Equity Team (since July 2004). Head of
Manager (since 2007)               Research for Goldman Sachs in Taiwan and Head of Asian Technology Research Pan-Asia
Age: 39                            (2002-2004); Head of Equity Research Hong Kong +Taipei (1993-1995) and (1997-2000).
                                   A portfolio manager and officer of other portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and Chief           2004); Chief Compliance Officer of the Manager, OppenheimerFunds Distributor, Inc.,
Compliance Officer                 Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice
(since 2004)                       President of OppenheimerFunds Distributor, Inc., Centennial Asset Management
Age: 57                            Corporation and Shareholder Services, Inc. (since June 1983). Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An officer of
                                   102 portfolios in the OppenheimerFunds complex.


                    60 | OPPENHEIMER DEVELOPING MARKETS FUND

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
Treasurer and Principal            the following: HarbourView Asset Management Corporation, Shareholder Financial
Financial & Accounting             Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc.
Officer (since 1999)               and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private
Age: 48                            Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. (since May
                                   2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management,
                                   Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial
                                   Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May
                                   2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial
                                   Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy
                                   Program (April 2000-June 2003); Principal and Chief Operating Officer of Bankers
                                   Trust Company-Mutual Fund Services Division (March 1995-March 1999). An officer of
                                   102 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                 Vice President of the Manager (since February 2007); Assistant Vice President of the
Assistant Treasurer                Manager (August 2002-February 2007); Manager/Financial Product Accounting of the
(since 2004)                       Manager (November 1998-July 2002). An officer of 102 portfolios in the
Age: 37                            OppenheimerFunds complex.

BRIAN C. SZILAGYI,                 Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer                Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager
(since 2005)                       of Compliance of Berger Financial Group LLC (May 2001-March 2003); Director of
Age: 37                            Mutual Fund Operations at American Data Services, Inc. (September 2000-May 2001). An
                                   officer of 102 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since March 2002)
Secretary (since 2001)             of the Manager; General Counsel and Director of the Distributor (since December
Age: 59                            2001); General Counsel of Centennial Asset Management Corporation (since December
                                   2001); Senior Vice President and General Counsel of HarbourView Asset Management
                                   Corporation (since December 2001); Secretary and General Counsel of OAC (since
                                   November 2001); Assistant Secretary (since September 1997) and Director (since
                                   November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                   President and Director of Oppenheimer Partnership Holdings, Inc. (since December
                                   2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001);
                                   Senior Vice President, General Counsel and Director of Shareholder Financial
                                   Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                                   President, General Counsel and Director of OFI Private Investments, Inc. and OFI
                                   Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                                   Program (since June 2003); Senior Vice President and General Counsel of OFI
                                   Institutional Asset Management, Inc. (since November 2001); Director of
                                   OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May
                                   1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                                   Associate General Counsel (May 1981-October 2001) of the Manager; Assistant
                                   Secretary of the following: Shareholder Services, Inc. (May 1985-November 2001),
                                   Shareholder Financial Services, Inc. (November 1989-November 2001), and
                                   OppenheimerFunds International Ltd. (September 1997-November 2001). An officer of
                                   102 portfolios in the OppenheimerFunds complex.


                    61 | OPPENHEIMER DEVELOPING MARKETS FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

LISA I. BLOOMBERG,                 Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary                President (April 2001-April 2004), Associate General Counsel (December 2000-April
(since 2004)                       2004), Corporate Vice President (May 1999-April 2001) and Assistant General Counsel
Age: 39                            (May 1999-December 2000) of UBS Financial Services Inc. (formerly, PaineWebber
                                   Incorporated). An officer of 102 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,              Senior Vice President and Deputy General Counsel of the Manager (since September
Assistant Secretary                2004); First Vice President (2001-September 2004); Director (2000-September 2004)
(since 2004)                       and Vice President (1998-2000) of Merrill Lynch Investment Management. An officer of
Age: 43                            102 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,                  Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since
Assistant Secretary                October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary
(since 2001)                       (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset
Age: 42                            Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds
                                   Legacy Program and Shareholder Financial Services, Inc. (since December 2001);
                                   Assistant Counsel of the Manager (August 1994-October 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                    62 | OPPENHEIMER DEVELOPING MARKETS FUND



ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that David Downes, a member of the Board's Audit Committee, is an audit committee financial expert and that Mr. Downes is "independent" for purposes of this Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $33,000 in fiscal 2007 and $22,000 in fiscal 2006.

(b)      Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $243,390 in fiscal 2007 and $183,800 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews and professional services relating to FAS 123R.

(c)      Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2007 and $1,536 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include:  Preparation of form 5500.

(d)      All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

         The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

         Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

         (2) 100%

(f)      Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $243,390 in fiscal 2007 and $185,336 in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)      No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a)      (1) Exhibit attached hereto.

         (2) Exhibits attached hereto.

         (3) Not applicable.

(b)      Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Developing Markets Fund


By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    10/09/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    10/09/2007


By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    10/09/2007